Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Accrued Liabilities
Compensation and related expenses	$ 2,131	$ 1,566
Research and development expenses	576	1,191
Other	203	291
Total accrued liabilities	$ 2,910	$ 3,048